Securities	12 Months Ended
Oct. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Securities
NOTE 7:  SECURITIES
Securities are held by the Bank for both trading and
non-trading
activities. Trading securities are included in Trading loans, securities, and other on the Consolidated Balance Sheet.
Non-trading
securities are included in
Non-trading
financial assets at FVTPL, Financial assets designated at FVTPL, Financial assets at FVOCI, or Debt securities at amortized cost, net of allowance for credit losses on the Consolidated Balance Sheet.
(a)
REMAINING TERMS TO MATURITIES OF SECURITIES
The remaining terms to contractual maturities of the securities held by the Bank are shown on the following table.

Securities Maturity Schedule
(millions of Canadian dollars)								As at
							October 31 2023	October 31 2022
	Remaining terms to maturities 1
	Within 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years to 10 years	Over 10 years	With no specific maturity	Total	Total

Trading securities
Government and government-related securities
Canadian government debt
Federal	$2,275	$2,427	$2,008	$1,414	$1,021	$–	$9,145	$9,662
Provinces	1,245	1,673	791	1,492	2,244	–	7,445	7,706
U.S. federal, state, municipal governments, and agencies debt	6,843	4,606	3,493	3,521	5,931	–	24,394	23,468
Other OECD government-guaranteed debt	6,920	829	515	335	212	–	8,811	8,341
Mortgage-backed securities
Residential	485	727	267	5	–	–	1,484	1,886

Commercial	45	41	64	64	–	–	214	223

	17,813	10,303	7,138	6,831	9,408	–	51,493	51,286
Other debt securities
Canadian issuers	895	2,174	1,120	1,110	773	–	6,072	6,604

Other issuers	3,023	5,996	3,445	1,788	359	2	14,613	12,393

	3,918	8,170	4,565	2,898	1,132	2	20,685	18,997
Equity securities
Common shares	–	–	–	–	–	54,204	54,204	44,423

Preferred shares	–	–	–	–	–	33	33	33

	–	–	–	–	–	54,237	54,237	44,456

Retained interests	–	1	2	–	–	–	3	5

Total trading securities	$21,731	$18,474	$11,705	$9,729	$10,540	$54,239	$126,418	$114,744
Non-trading financial assets at fair value through profit or loss
Government and government-related securities

U.S. federal, state, municipal governments, and agencies debt	$10	$–	$–	$–	$278	$–	$288	$287

	10	–	–	–	278	–	288	287
Other debt securities
Canadian issuers	–	42	201	23	–	484	750	710
Asset-backed securities	–	557	564	657	107	–	1,885	5,900

Other issuers	1	–	–	–	–	47	48	35

	1	599	765	680	107	531	2,683	6,645
Equity securities
Common shares	–	–	–	–	–	816	816	698

Preferred shares	–	–	–	–	–	58	58	51

	–	–	–	–	–	874	874	749

Total non-trading financial assets at fair value through profit or loss	$11	$599	$765	$680	$385	$1,405	$3,845	$7,681
Financial assets designated at fair value through profit or loss
Government and government-related securities
Canadian government debt
Federal	$484	$–	$–	$–	$–	$–	$484	$203
Provinces	934	8	–	874	–	1	1,817	1,636
U.S. federal, state, municipal governments, and agencies debt	–	8	–	–	–	–	8	8

Other OECD government-guaranteed debt	279	77	55	–	–	–	411	575

	1,697	93	55	874	–	1	2,720	2,422
Other debt securities
Canadian issuers	539	1,045	626	367	–	–	2,577	2,335

Other issuers	27	347	143	4	–	–	521	282

	566	1,392	769	371	–	–	3,098	2,617
Total financial assets designated at fair value through profit or loss	$2,263	$1,485	$824	$1,245	$–	$1	$5,818	$5,039

1	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.

Securities Maturity Schedule (Continued)
(millions of Canadian dollars)								As at
							October 31 2023	October 31 2022
	Remaining terms to maturities 1
	Within 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years to 10 years	Over 10 years	With no specific maturity	Total	Total

Securities at fair value through other comprehensive income

Government and government-related securities
Canadian government debt
Federal	$1,704	$4,507	$1,367	$10,356	$276	$–	$18,210	$16,368
Provinces	1,447	3,426	3,808	10,947	312	–	19,940	20,240
U.S. federal, state, municipal governments, and agencies debt	4,513	2,535	696	888	2,370	–	11,002	11,559
Other OECD government-guaranteed debt	163	1,090	170	75	–	–	1,498	1,682

Mortgage-backed securities	–	521	1,756	–	–	–	2,277	1,033

	7,827	12,079	7,797	22,266	2,958	–	52,927	50,882
Other debt securities
Asset-backed securities	1,946	272	–	166	1,730	–	4,114	4,440

Corporate and other debt	1,241	2,532	2,105	1,753	1,259	–	8,890	8,681

	3,187	2,804	2,105	1,919	2,989	–	13,004	13,121
Equity securities
Common shares	–	–	–	–	–	3,170	3,170	2,221

Preferred shares	–	–	–	–	–	343	343	1,098

	–	–	–	–	–	3,513	3,513	3,319

Total securities at fair value through other comprehensive income	$11,014	$14,883	$9,902	$24,185	$5,947	$3,513	$69,444	$67,322
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities
Canadian government debt
Federal	$920	$6,728	$14,330	$2,098	$1,268	$–	$25,344	$19,753
Provinces	762	2,462	3,146	11,091	13	–	17,474	16,654
U.S. federal, state, municipal governments, and agencies debt	18,811	15,612	30,797	34,423	46,574	–	146,217	172,383

Other OECD government-guaranteed debt	6,931	19,870	11,431	3,037	–	–	41,269	47,572

	27,424	44,672	59,704	50,649	47,855	–	230,304	256,362
Other debt securities
Asset-backed securities	25	5,046	10,352	7,057	17,408	–	39,888	49,893
Non-agency collateralized mortgage obligation portfolio	–	–	–	209	16,582	–	16,791	17,242
Canadian issuers	39	1,736	1,571	1,206	–	–	4,552	4,296

Other issuers	1,507	4,696	6,490	3,788	–	–	16,481	14,981

	1,571	11,478	18,413	12,260	33,990	–	77,712	86,412

Total debt securities at amortized cost, net of allowance for credit losses	28,995	56,150	78,117	62,909	81,845	–	308,016	342,774
Total securities	$64,014	$91,591	$101,313	$98,748	$98,717	$59,158	$513,541	$537,560

1	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.

(b)
UNREALIZED SECURITIES GAINS (LOSSES)
The following table summarizes the unrealized gains and losses as at October 31, 2023 and October 31, 2022.

Unrealized Securities Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)									As at
				October 31, 2023					October 31, 2022
	Cost/ amortized cost	1	Gross unrealized gains	Gross unrealized (losses )	Fair value	Cost/ amortized cost	1	Gross unrealized gains	Gross unrealized (losses )	Fair value
Government and government-related securities
Canadian government debt
Federal	$18,335		$45	$(170)	$18,210	$16,420		$69	$(121)	$16,368
Provinces	19,953		105	(118)	19,940	20,279		99	(138)	20,240
U.S. federal, state, municipal governments, and agencies debt	11,260		17	(275)	11,002	11,855		22	(318)	11,559
Other OECD government-guaranteed debt	1,521		1	(24)	1,498	1,715		1	(34)	1,682

Mortgage-backed securities	2,313		–	(36)	2,277	1,035		1	(3)	1,033

	53,382		168	(623)	52,927	51,304		192	(614)	50,882
Other debt securities
Asset-backed securities	4,146		–	(32)	4,114	4,511		–	(71)	4,440

Corporate and other debt	8,946		43	(99)	8,890	8,820		23	(162)	8,681

	13,092		43	(131)	13,004	13,331		23	(233)	13,121

Total debt securities	66,474		211	(754)	65,931	64,635		215	(847)	64,003
Equity securities
Common shares	3,191		95	(116)	3,170	2,191		63	(33)	2,221

Preferred shares	566		1	(224)	343	1,100		71	(73)	1,098

	3,757		96	(340)	3,513	3,291		134	(106)	3,319
Total securities at fair value through other comprehensive income	$70,231		$307	$(1,094)	$69,444	$67,926		$349	$(953)	$67,322

1	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.
(c)
EQUITY SECURITIES DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The Bank designated certain equity securities at FVOCI. The following table summarizes the fair value and dividend income recognized on equity securities designated at FVOCI as at and for the years ended October 31, 2023 and October 31, 2022.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)	As at		For the years ended
	October 31, 2023	October 31, 2022	October 31, 2023	October 31, 2022
		Fair value	Dividend income recognized
Common shares	$3,170	$2,221	$476	$171

Preferred shares	343	1,098	136	42
Total	$3,513	$3,319	$612	$213
The Bank disposed of certain equity securities in line with the Bank’s investment strategy and disposed of FHLB stocks in accordance with FHLB member stockholding requirements, as follows:

Equity Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the years ended
	October 31 2023	October 31 2022

Equity Securities
Fair value	$230	$2,345
Cumulative realized gain/(loss)	(18)	224
FHLB Stock
Fair value	1,575	48
Cumulative realized gain/(loss)	–	–
(d)
DEBT SECURITIES NET REALIZED GAINS (LOSSES)
The Bank disposed of certain debt securities measured at amortized cost and FVOCI during the year. The following table summarizes the net realized gains and losses on securities disposed of during the years ended October 31, 2023 and October 31, 2022, which are included in Other income (loss) on the Consolidated Statement of Income.

Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the years ended
	October 31 2023	October 31 2022
Debt securities at amortized cost	$(57)	$62

Debt securities at fair value through other comprehensive income	9	(2)
Total	$(48)	$60

(e)
CREDIT QUALITY OF DEBT SECURITIES
The Bank evaluates
non-retail
credit risk on an individual borrower basis, using both a BRR and FRR, as detailed in the shaded area of the “Managing Risk” section of the 2023 MD&A. This system is used to assess all non-retail
exposures, including debt securities.
The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances. Refer to the “Allowance for Credit Losses” table in Note 8 for details regarding the allowance and provision for credit losses on debt securities.

Debt Securities by Risk Ratings
(millions of Canadian dollars)										As at
			October 31, 2023					October 31, 2022
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total

Debt securities 1
Investment grade	$373,317	$–	$	n/a	$373,317	$404,620	$–	$	n/a	$404,620
Non-investment grade	519	–		n/a	519	1,964	155		n/a	2,119
Watch and classified	n/a	113		n/a	113	n/a	39		n/a	39

Default	n/a	n/a		–	–	n/a	n/a		–	–

Total debt securities	373,836	113		–	373,949	406,584	194		–	406,778

Allowance for credit losses on debt securities at amortized cost	2	–		–	2	1	–		–	1
Total debt securities, net of allowance	373,834	113		–	373,947	406,583	194		–	406,777

1
Includes debt securities backed by government-guaranteed loans of $104 million (October 31, 2022 – $192 million), which are reported in
Non-investment
grade or a lower risk rating based on the issuer’s credit risk.

As at October 31, 2023, total debt securities, net of allowance, in the table above, include debt securities measured at amortized cost, net of allowance, of $308,016 million (October 31, 2022 – $342,774 million), and debt securities measured at FVOCI of $65,931 million (October 31, 2022 – $64,003 million).
The difference between probability-weighted ECLs and base ECLs on debt securities at FVOCI and at amortized cost as at both October 31, 2023 and October 31, 2022, was insignificant. Refer to Note 3 for further details.